PROPERTY AND EQUIPMENT - Cash generating units (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Others CGUs
Cash generating units
Impairment loss	Rp 0	Rp 0